INVESTMENTS (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Available-for-sale securities, by type
Equity Securities, FV-NI, Gain (Loss)	$ (250)
Equity Securities, FV-NI	1,934
Equity Securities without Readily Determinable Fair Value, Amount	80
Available-for-sale securities, cost	4,901
Equity Securities, FV-NI, Realized Gain (Loss)	8
Equity Securities, FV-NI, Unrealized Gain	(258)
Equity securities, cost		$ 1,600
Equity securities, gross unrealized gain		760
Equity securities, gross unrealized loss		(70)
Equity Securities		2,290
Debt Securities, Trading, and Equity Securities, FV-NI, Cost	4,946	5,794
Debt securities, gross unrealized gain	119	157
Debt securities, gross unrealized loss	(28)	(27)
Debt Securities, Trading and Available-for-sale	5,037	5,924
Debt Securities [Member]
Available-for-sale securities, by type
Debt Securities, Trading, Amortized Cost	45	12
Available-for-sale Securities, Gross Realized Gains	22	7
Available-for-sale Debt Securities, Accumulated Gross Unrealized Gain	119	157
Available-for-sale Debt Securities, Accumulated Gross Unrealized Loss,	(27)	(27)
Available-for-sale securities, estimated fair value	4,993	5,912
Trading Securities, Unrealized Holding Gain	0	0
Trading Securities, Unrealized Holding Loss	(1)	0
Trading securities	44	12
Gross realized losses	(27)	(13)
Proceeds from Sale of Available-for-sale Securities	13,710	13,930
Debt Securities, Available-for-sale, Amortized Cost	4,901	5,782
Equity securities
Available-for-sale securities, by type
Trading Securities, Equity		395
Trading Securities, Equity, Cost		324
Available-for-sale Securities, Gross Realized Gains		61
Available-for-sale Equity Securities, Accumulated Gross Unrealized Gain		685
Available-for-sale Equity Securities, Accumulated Gross Unrealized Loss		(66)
Available-for-sale securities, estimated fair value		1,895
Trading Securities, Unrealized Holding Gain		75
Trading Securities, Unrealized Holding Loss		(4)
Trading securities		395
Available-for-sale Securities, Equity Securities		1,276
Gross realized losses		(19)
Proceeds from Sale of Available-for-sale Securities		275
Other Investments
Available-for-sale securities, by type
Trading Securities, Equity		0
Equity Securities, FV-NI	787
Equity Securities without Readily Determinable Fair Value, Amount	80
Available-for-sale securities, estimated fair value		953
Other assets
Available-for-sale securities, by type
Trading Securities, Equity		112
Equity Securities, FV-NI	869
Equity Securities without Readily Determinable Fair Value, Amount	0
Available-for-sale securities, estimated fair value		890
Marketable Securities [Member]
Available-for-sale securities, by type
Trading Securities, Equity		283
Equity Securities, FV-NI	278
Equity Securities without Readily Determinable Fair Value, Amount	$ 0
Available-for-sale securities, estimated fair value		$ 52